Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			8 Months Ended		4 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Corp-Successor	Mar. 31, 2013 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor
Commitments Disclosure [Line Items]
Trade accounts payable		$ 82.6	$ 78.4	$ 77.5	$ 82.1		$ 75.1
Rental expense				7.4		3.7	13.8	13.0
Operating lease other than of TransUnion Corp	49.5		0
Minimum payment under licensing agreements	$ 0